Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 1,561	$ 72
Total current assets	1,561	72
Total assets	1,561	72
CURRENT LIABILITIES
Accrued liabilities	8,038	6,238
Payable to related party	75,893	35,580
Accrued interest - related party	3,031	714
Total current liabilities	86,962	42,532
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value 20,000,000 shares authorized; none issued and outstanding as of June 30, 2017 and December 31, 2016, respectively
Common stock; $0.0001 par value, 100,000,000 shares authorized; 6,255,500 shares issued and outstanding as of June 30, 2017 and December 31, 2016, respectively	626	626
Discount on common stock	(550)	(550)
Additional paid-in capital	1,688	1,688
Accumulated deficit	(87,165)	(44,224)
Total stockholders' deficit	(85,401)	(42,460)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,561	$ 72